Discontinued Operation (Details) - Schedule of assets and liabilities of the discontinued operations - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Restriced cash	$ 1,289,051	$ 1,485,009
Accounts receivable, net	2,513	235
Prepayments and other current assets, net	549,771	5,870,073
Total current assets held for sales	1,841,335	7,355,317
NON-CURRENT ASSETS
Property, plant and equipment, net	665,492	761,761
Land use rights, net	102,609	117,492
Total non-current assets held for sales	768,101	879,253
Total assets held for sales	2,609,436	8,234,570
CURRENT LIABILITIES:
Accounts payable	2,714,811	2,967,905
Advances from customers	85,136	93,000
Short term loans	4,980,335	5,440,350
Short-term loans - related parties	246,454	269,235
Taxes payable	13,897	58,541
Due to related parties	712,516	778,377
Other current liabilities	3,584,508	8,291,266
Total current liabilities held for sales	12,337,657	17,898,674
Non-current Liabilities held for sale	1,037	1,132
Total liabilities held for sales	$ 12,338,694	$ 17,899,806